RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

(Dollars in Thousands)	2025	2024
Net Assets Available for Benefits per the Financial Statements	$293,735	$267,093
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(771)	(1,669)
Amounts Allocated to Withdrawing Participants	(7)	(11)
Net Assets Available for Benefits per the Form 5500	$292,957	$265,413

The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Benefits Paid to Participants per the Financial Statements	$35,694
Amount Allocated to Withdrawing Participants at December 31, 2025	7
Less: Amounts Allocated to Withdrawing Participants at December 31, 2024	(11)
Benefits Paid to Participants per the Form 5500	$35,690
The following is a reconciliation of net investment gain from the Plan’s interest in the Commingled Trust per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$39,785
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	898
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$40,683